MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND   TWO WORLD TRADE CENTER,
INC.                                              NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS APRIL 30, 2000

DEAR SHAREHOLDER:

During the six-month period ended April 30, 2000, many of the developments in the European equity markets mirrored events in the U.S. equity market. Contrary to most forecasts, a Y2K-related year-end slowdown in activity did not materialize. Returns from European equities in November and December were exceptionally strong, which was partially attributable to abundant evidence that companies had extensively prepared their information technology systems for the Y2K date change.

Wide sector divergence characterized the European markets during the period. Late 1999 and early 2000 witnessed a significantly improved outlook for the technology, media, software and telecommunications sectors. New-economy stocks drove the markets' performance while old-economy stocks were shunned. The valuation divergence between these two market segments eventually became overextended. Between March and the end of April the technology and new-economy sectors experienced a significant correction.

Another noteworthy issue facing European investors during the period was the ongoing weakness of the euro versus the U.S. dollar. The euro has weakened steadily since its launch. Among the factors responsible for its decline were increased capital flows into the dollar, driven by the strong U.S. economy, an interest-rate differential that supports the dollar and a lack of clarity in the policy intentions of the European Central Bank. Several different currency valuation yardsticks support the current consensus that the euro is cheap relative to the dollar. It may take slower economic growth in the United States for this situation to reverse.

Corporate earnings results in Europe for 1999 and the first quarter of 2000 were in line with estimates. Several companies (including Philips, Adecco and Alcatel, all of which are held in the portfolio) reported first-quarter earnings substantially in excess of consensus estimates. The outlook for corporate profitability in Europe is strong given the benign economic environment there.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 2000, CONTINUED

PERFORMANCE

For the six-month period ended April 30, 2000, Morgan Stanley Dean Witter European Growth Fund's Class B shares produced a total return of 19.66 percent compared to 7.49 percent for the Morgan Stanley Capital International World Index.* For the same period, the Fund's Class A, C and D shares posted total returns of 20.10 percent, 19.63 percent and 20.20 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

PORTFOLIO

During the period, the Fund maintained its concentration in mid- and large-capitalization growth stocks, continuing to use an investment process driven by stock-specific considerations. The Fund's growth-stock emphasis gave rise in 1999 to significant weightings in the technology, media, telecommunications and software sectors. This emphasis generated strong investment returns from November through February. Profits were taken as share prices reached and in some cases exceeded the Fund's price targets. Weightings in more traditional and defensive growth sectors such as pharmaceuticals were increased. This redeployment of assets provided a cushion when markets corrected during the latter part of the period.

As of April 30, 2000, the Fund's regional weightings were as follows: 47.7 percent of assets in the eurozone (the 11 countries that have adopted the euro as a common currency), 31.9 percent in the United Kingdom, 9.0 percent in Sweden and 8.8 percent in Switzerland. The remaining 2.6 percent of assets were invested in cash and other such assets.

LOOKING AHEAD

Morgan Stanley Dean Witter Investment Management Inc., the Fund's sub-advisor, believes the outlook for European equities remains generally positive. Economic growth has accelerated sharply,

----------------
* The Morgan Stanley Capital International World Index measures performance from a diverse range of global stock markets, including the U.S., Europe, Australia, New Zealand and the Far East. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the index. The index does not take into account the Fund's expenses, fees or charges. The index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 2000, CONTINUED

giving rise to a healthy corporate earnings outlook. However, interest rates are likely to rise over the course of the year and a rising interest rate environment typically holds back the performance of stock markets. The expected continuation of a high level of merger and acquisition activity should benefit the European equity markets, and any recovery in the euro versus the U.S. dollar should boost returns to a United States-based investor.

We appreciate your ongoing support of Morgan Stanley Dean Witter European Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]                             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                                    PRESIDENT

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FUND PERFORMANCE APRIL 30, 2000

                                                   AVERAGE ANNUAL TOTAL RETURNS
   -----------------------------------------------------------------------------------------------------------------------------
                         CLASS A SHARES*                                                  CLASS B SHARES**
   -----------------------------------------------------------       -----------------------------------------------------------
   PERIOD ENDED 4/30/00                                              PERIOD ENDED 4/30/00
   ------------------------------------                              ------------------------------------
   1 Year                                23.26%(1)   16.79%(2)       1 Year                                22.30%(1)   17.30%(2)
   Since Inception (7/28/97)             19.06 (1)   16.76 (2)       5 Years                               21.18 (1)   20.99 (2)
                                                                     Since Inception (6/1/90)              15.02 (1)   15.02 (2)

                         CLASS C SHARES+                                                  CLASS D SHARES++
   -----------------------------------------------------------       -----------------------------------------------------------
   PERIOD ENDED 4/30/00                                              PERIOD ENDED 4/30/00
   ------------------------------------                              ------------------------------------
   1 Year                                22.27%(1)   21.27%(2)       1 Year                                23.43%(1)
   Since Inception (7/28/97)             18.15 (1)   18.15 (2)       Since Inception (7/28/97)             19.79 (1)

------------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED)

   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
              COMMON AND PREFERRED STOCKS (98.2%)
              DENMARK (0.5%)
              OTHER TELECOMMUNICATIONS
    170,220   Tele Danmark AS (B Shares)........................................................  $   12,461,657
                                                                                                  --------------
              FINLAND (5.1%)
              TELECOMMUNICATION EQUIPMENT
  2,290,665   Nokia Oyj.........................................................................     131,387,734
                                                                                                  --------------
              FRANCE (17.4%)
              BROADCASTING
     11,106   Societe Television Francaise 1....................................................       7,601,802
                                                                                                  --------------
              BUILDING MATERIALS/DIY CHAINS
     72,330   Castorama Dubois Investissement...................................................      15,779,513
                                                                                                  --------------
              CONSUMER ELECTRONICS/APPLIANCES
    184,520   Thomson Multimedia*...............................................................      18,114,697
                                                                                                  --------------
              E.D.P. SERVICES
     70,475   Cap Gemini S.A....................................................................      13,837,343
                                                                                                  --------------
              FOOD CHAINS
    378,392   Carrefour S.A.....................................................................      24,627,416
                                                                                                  --------------
              INTERNATIONAL BANKS
    579,846   Banque Nationale
                de Paris........................................................................      46,857,413
                                                                                                  --------------
              MAJOR CHEMICALS
  1,105,666   Aventis S.A.......................................................................      60,805,549
                                                                                                  --------------
              MAJOR PHARMACEUTICALS
    328,264   Sanofi-Synthelabo S.A.............................................................      12,248,991
                                                                                                  --------------
              MULTI-LINE INSURANCE
    256,200   AXA...............................................................................      37,983,674
                                                                                                  --------------
              MULTI-SECTOR COMPANIES
    353,440   Vivendi...........................................................................      34,954,933
                                                                                                  --------------
              OIL REFINING/MARKETING
    569,950   Total Fina Elf....................................................................      86,468,311
                                                                                                  --------------
              OTHER TELECOMMUNICATIONS
    189,880   France Telecom S.A................................................................      29,376,677
                                                                                                  --------------
              TELECOMMUNICATION EQUIPMENT
    253,708   Alcatel...........................................................................      58,808,246
                                                                                                  --------------
              TOTAL FRANCE......................................................................     447,464,565
                                                                                                  --------------
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

              GERMANY (9.5%)
              APPAREL
    180,815   Hugo Boss AG (Pref.)..............................................................  $   28,763,146
                                                                                                  --------------
              BANKING
    253,169   Bayerische Hypo - und Vereinsbank AG..............................................      15,671,895
                                                                                                  --------------
              COMPUTER SOFTWARE
     94,640   SAP AG............................................................................      44,390,324
    169,249   Software AG.......................................................................      19,538,612
                                                                                                  --------------
                                                                                                      63,928,936
                                                                                                  --------------
              DIVERSIFIED ELECTRONIC PRODUCTS
    254,790   Siemens AG........................................................................      37,589,347
                                                                                                  --------------
              MULTI-LINE INSURANCE
     85,110   Allianz AG (Registered Shares)....................................................      32,764,073
                                                                                                  --------------
              SEMICONDUCTORS
    385,345   Infineon Technologies
                AG*.............................................................................      26,533,605
                                                                                                  --------------
              TELECOMMUNICATIONS
    591,780   Deutsche Telecom AG...............................................................      37,923,926
                                                                                                  --------------

              TOTAL GERMANY.....................................................................     243,174,928
                                                                                                  --------------

              ITALY (2.4%)
              BROADCASTING
    467,741   Mediaset SpA......................................................................       7,589,402
                                                                                                  --------------
              INTERNATIONAL BANKS
  2,095,680   Unicredito Italiano SpA...........................................................       8,496,180
                                                                                                  --------------
              TELECOMMUNICATIONS
  3,254,400   Telecom Italia SpA................................................................      45,497,879
                                                                                                  --------------

              TOTAL ITALY.......................................................................      61,583,461
                                                                                                  --------------

              NETHERLANDS (7.8%)
              ALCOHOLIC BEVERAGES
    263,170   Heineken NV.......................................................................      14,592,513
                                                                                                  --------------
              DIVERSIFIED ELECTRONIC PRODUCTS
  1,838,424   Koninklijke (Royal) Philips Electronics NV........................................      82,002,222
                                                                                                  --------------
              DIVERSIFIED FINANCIAL SERVICES
    705,840   Fortis (NL) NV....................................................................      17,746,893
                                                                                                  --------------
              E.D.P. SERVICES
    217,420   Getronics NV......................................................................      12,964,842
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
              INTEGRATED OIL COMPANIES
    689,380   Royal Dutch Petroleum Co..........................................................  $   39,729,383
                                                                                                  --------------
              TELECOMMUNICATIONS
    315,790   Koninklijke KPN NV................................................................      31,819,837
                                                                                                  --------------

              TOTAL NETHERLANDS.................................................................     198,855,690
                                                                                                  --------------
              SPAIN (5.0%)
              ADVERTISING
    113,000   Telefonica Publicidad e Informacion, S.A..........................................       4,468,190
                                                                                                  --------------
              INTERNATIONAL BANKS
  2,440,600   Banco Bilbao Vizcaya Argentaria, S.A..............................................      33,277,581
                                                                                                  --------------
              OIL REFINING/MARKETING
    783,340   Repsol-YPF, S.A...................................................................      16,021,261
                                                                                                  --------------
              OTHER CONSUMER SERVICES
  1,440,240   Amadeus Global Travel Distribution S.A. (A Shares)*...............................      17,804,823
                                                                                                  --------------
              TELECOMMUNICATIONS
  2,588,001   Telefonica S.A.*..................................................................      57,589,026
                                                                                                  --------------

              TOTAL SPAIN.......................................................................     129,160,881
                                                                                                  --------------
              SWEDEN (9.0%)
              DIVERSIFIED COMMERCIAL SERVICES
  2,408,050   Securitas AB (Series "B" Free)....................................................      62,476,107
                                                                                                  --------------
              INDUSTRIAL MACHINERY/COMPONENTS
  2,001,900   Assa Abloy AB (Series B)..........................................................      40,744,993
                                                                                                  --------------
              INTERNATIONAL BANKS
  4,849,040   Nordbanken Holding AB.............................................................      30,638,302
                                                                                                  --------------
              LIFE INSURANCE
    279,740   Skandia Forsakrings AB............................................................      13,420,613
                                                                                                  --------------
              OTHER TELECOMMUNICATIONS
    332,000   Tele1 Europe Holding
                AB*.............................................................................       5,235,012
                                                                                                  --------------
              TELECOMMUNICATION EQUIPMENT
    874,695   Ericsson (L.M.) Telephone Co. AB (Series "B" Free)................................      77,960,648
                                                                                                  --------------
              TOTAL SWEDEN......................................................................     230,475,675
                                                                                                  --------------
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

              SWITZERLAND (8.8%)
              CONSUMER SPECIALTIES
     18,470   Compagnie Financiere Richemont AG (Series A)......................................  $   44,925,868
                                                                                                  --------------
              DIVERSIFIED COMMERCIAL SERVICES
     32,700   Adecco S.A. (Registered Shares)...................................................      26,860,850
                                                                                                  --------------
              INTERNATIONAL BANKS
    174,195   UBS AG (Registered Shares)*.......................................................      42,724,595
                                                                                                  --------------
              MAJOR PHARMACEUTICALS
     16,231   Novartis AG (Registered Shares)...................................................      22,698,525
      3,871   Roche Holdings AG - Genusshein....................................................      40,471,793
                                                                                                  --------------
                                                                                                      63,170,318
                                                                                                  --------------
              PACKAGED FOODS
     27,892   Nestle S.A. (Registered Shares)...................................................      49,223,081
                                                                                                  --------------

              TOTAL SWITZERLAND.................................................................     226,904,712
                                                                                                  --------------

              UNITED KINGDOM (31.9%)
              ADVERTISING
  1,335,200   WPP Group PLC.....................................................................      21,443,429
                                                                                                  --------------
              AEROSPACE
  1,698,360   Smiths Industries PLC.............................................................      19,744,627
                                                                                                  --------------
              ALCOHOLIC BEVERAGES
  7,593,400   Allied Domecq PLC.................................................................      37,121,832
                                                                                                  --------------
              AUTO PARTS: O.E.M.
  2,988,210   BBA Group PLC.....................................................................      18,333,087
                                                                                                  --------------
              BOOKS/MAGAZINES
    907,408   EMAP PLC..........................................................................      17,462,294
  2,908,400   Reed International PLC............................................................      20,079,518
                                                                                                  --------------
                                                                                                      37,541,812
                                                                                                  --------------
              CABLE TELEVISION
    876,160   Telewest Communications PLC*......................................................       5,310,724
                                                                                                  --------------
              CELLULAR TELEPHONE
 30,262,529   Vodafone AirTouch PLC.............................................................     138,426,073
                                                                                                  --------------
              FINANCE COMPANIES
  3,811,200   Woolwich PLC......................................................................      18,454,215
                                                                                                  --------------
              FOOD CHAINS
  2,935,000   Tesco PLC.........................................................................       9,983,426
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED


       SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------
                       INTEGRATED OIL COMPANIES
      6,691,268        BP Amoco PLC.......................................................     $   57,628,506
                                                                                               --------------
                       INTERNATIONAL BANKS
      1,784,600        Barclays PLC.......................................................         45,513,625
                                                                                               --------------
                       LIFE INSURANCE
      3,735,200        Prudential Corp....................................................         57,202,915
                                                                                               --------------
                       MAJOR PHARMACEUTICALS
      1,371,198        AstraZeneca Group PLC..............................................         57,379,737
      1,469,125        Glaxo Wellcome PLC.................................................         45,203,348
      2,415,981        SmithKline Beecham PLC.............................................         32,965,727
                                                                                               --------------
                                                                                                  135,548,812
                                                                                               --------------
                       MOVIES/ENTERTAINMENT
        535,074        Flextech PLC*......................................................         12,258,385
                                                                                               --------------
                       MULTI-SECTOR COMPANIES
      2,755,600        Marconi PLC........................................................         34,304,183
                                                                                               --------------
                       OIL/GAS TRANSMISSION
      5,001,555        BG Group PLC.......................................................         29,753,030
                                                                                               --------------
                       OTHER SPECIALTY STORES
      1,430,140        Kingfisher PLC.....................................................         11,678,450
                                                                                               --------------
                       OTHER TELECOMMUNICATIONS
        912,400        Thus PLC*..........................................................          5,222,160
                                                                                               --------------
                       RESTAURANTS
      4,286,536        Granada Group PLC..................................................         41,678,127
                                                                                               --------------
                       TELECOMMUNICATIONS
      4,616,200        British Telecommunications PLC.....................................         82,525,340
                                                                                               --------------

                       TOTAL UNITED KINGDOM...............................................        819,672,758
                                                                                               --------------

                       UNITED STATES (0.8%)
                       OTHER TELECOMMUNICATIONS
        251,075        NTL Inc.*..........................................................         19,207,237
                                                                                               --------------
                       TOTAL COMMON AND PREFERRED STOCKS
                       (IDENTIFIED COST $1,887,334,614)...................................      2,520,349,298
                                                                                               --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                              VALUE
-------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (a) (1.3%)
           U.S. GOVERNMENT AGENCY
$ 33,000   Federal Home Loan Mortgage Corp. 5.88% due 05/01/00 (AMORTIZED COST
             $33,000,000)........................................................  $   33,000,000
                                                                                   --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,920,334,614) (b)....................................................   99.5%    2,553,349,298

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    0.5        12,819,764
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 2,566,169,062
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $673,230,765 and the aggregate gross unrealized depreciation is $40,216,081, resulting in net unrealized appreciation of $633,014,684.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2000:

     CONTRACTS           IN EXCHANGE       DELIVERY     UNREALIZED
    TO DELIVER               FOR             DATE      DEPRECIATION
--------------------------------------------------------------------
      EUR 5,633,293           $5,109,397   05/03/00    $    (11,267)
     SEK 44,860,540           $4,999,224   05/03/00         (17,567)
                                                       ------------
      Total unrealized depreciation.................   $    (28,834)
                                                       ============

CURRENCY ABBREVIATIONS:
------------------------

EUR  Euro.
SEK  Swedish Krona.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
SUMMARY OF INVESTMENTS APRIL 30, 2000 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Advertising.....................................................................  $   25,911,619      1.0%
Aerospace.......................................................................      19,744,627      0.8
Alcoholic Beverages.............................................................      51,714,345      2.0
Apparel.........................................................................      28,763,146      1.1
Auto Parts: O.E.M...............................................................      18,333,087      0.7
Banking.........................................................................      15,671,895      0.6
Books/Magazines.................................................................      37,541,812      1.5
Broadcasting....................................................................      15,191,203      0.6
Building Materials/DIY Chains...................................................      15,779,513      0.6
Cable Television................................................................       5,310,724      0.2
Cellular Telephone..............................................................     138,426,073      5.4
Computer Software...............................................................      63,928,937      2.5
Consumer Electronics/Appliances.................................................      18,114,698      0.7
Consumer Specialties............................................................      44,925,868      1.7
Diversified Commercial Services.................................................      89,336,957      3.5
Diversified Electronic Products.................................................     119,591,569      4.8
Diversified Financial Services..................................................      17,746,893      0.7
E.D.P. Services.................................................................      26,802,185      1.0
Finance Companies...............................................................      18,454,215      0.7
Food Chains.....................................................................      34,610,842      1.3
Industrial Machinery/Components.................................................      40,744,993      1.6
Integrated Oil Companies........................................................      97,357,889      3.8
International Banks.............................................................     207,507,696      8.1
                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Life Insurance..................................................................  $   70,623,527      2.7%
Major Chemicals.................................................................      60,805,549      2.4
Major Pharmaceuticals...........................................................     210,968,121      8.2
Movies/Entertainment............................................................      12,258,385      0.5
Multi-Line Insurance............................................................      70,747,747      2.8
Multi-Sector Companies..........................................................      69,259,117      2.7
Oil Refining/Marketing..........................................................     102,489,573      4.0
Oil/Gas Transmission............................................................      29,753,030      1.2
Other Consumer Services.........................................................      17,804,823      0.7
Other Specialty Stores..........................................................      11,678,450      0.5
Other Telecommunications........................................................      71,502,742      2.8
Packaged Foods..................................................................      49,223,081      1.9
Restaurants.....................................................................      41,678,127      1.6
Semiconductors..................................................................      26,533,604      1.0
Telecommunication Equipment.....................................................     268,156,628     10.4
Telecommunications..............................................................     255,356,008      9.9
U.S. Government Agency..........................................................      33,000,000      1.3
                                                                                  --------------     ----
                                                                                  $2,553,349,298     99.5%
                                                                                  --------------     ----
                                                                                  --------------     ----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                    VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks...................................................................  $2,491,586,152     97.1%
Preferred Stocks................................................................      28,763,146      1.1
Short-Term Investment...........................................................      33,000,000      1.3
                                                                                  --------------     ----
                                                                                  $2,553,349,298     99.5%
                                                                                  --------------     ----
                                                                                  --------------     ----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $1,920,334,614)..........................................................  $2,553,349,298
Cash........................................................................................         100,842
Receivable for:
    Investments sold........................................................................      10,137,442
    Dividends...............................................................................       4,041,152
    Foreign withholding taxes reclaimed.....................................................       3,380,791
    Capital stock sold......................................................................       3,353,735
Prepaid expenses and other assets...........................................................         125,056
                                                                                              --------------
     TOTAL ASSETS...........................................................................   2,574,488,316
                                                                                              --------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts..........................          28,834
Payable for:
    Capital stock repurchased...............................................................       4,015,150
    Plan of distribution fee................................................................       2,064,891
    Investment management fee...............................................................       1,903,743
Accrued expenses and other payables.........................................................         306,636
                                                                                              --------------
     TOTAL LIABILITIES......................................................................       8,319,254
                                                                                              --------------
     NET ASSETS.............................................................................  $2,566,169,062
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,712,761,386
Net unrealized appreciation.................................................................     632,340,903
Accumulated net investment loss.............................................................      (9,581,964)
Accumulated undistributed net realized gain.................................................     230,648,737
                                                                                              --------------
     NET ASSETS.............................................................................  $2,566,169,062
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................     $43,458,084
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................       1,990,325
     NET ASSET VALUE PER SHARE..............................................................          $21.83
                                                                                              ==============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $23.04
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $2,446,369,268
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................     114,296,836
     NET ASSET VALUE PER SHARE..............................................................          $21.40
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................     $46,178,748
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................       2,160,678
     NET ASSET VALUE PER SHARE..............................................................          $21.37
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................     $30,162,962
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................       1,353,603
     NET ASSET VALUE PER SHARE..............................................................          $22.28
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

NET INVESTMENT LOSS:

INCOME
Dividends (net of $1,898,181 foreign withholding tax).........................................  $ 13,170,305
Interest......................................................................................     2,849,274
                                                                                                ------------

     TOTAL INCOME.............................................................................    16,019,579
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        39,405
Plan of distribution fee (Class B shares).....................................................    12,085,443
Plan of distribution fee (Class C shares).....................................................       206,077
Investment management fee.....................................................................    11,305,939
Transfer agent fees and expenses..............................................................     1,203,593
Custodian fees................................................................................       378,501
Registration fees.............................................................................       144,697
Shareholder reports and notices...............................................................       113,801
Professional fees.............................................................................        47,384
Directors' fees and expenses..................................................................         9,091
Other.........................................................................................        14,854
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    25,548,785
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................    (9,529,206)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain/loss on:
    Investments...............................................................................   232,785,554
    Foreign exchange transactions.............................................................    (1,770,499)
                                                                                                ------------

     NET GAIN.................................................................................   231,015,055
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................   202,580,368
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................      (663,128)
                                                                                                ------------

     NET APPRECIATION.........................................................................   201,917,240
                                                                                                ------------

     NET GAIN.................................................................................   432,932,295
                                                                                                ------------

NET INCREASE..................................................................................  $423,403,089
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                    FOR THE SIX                  FOR THE YEAR
                                                    MONTHS ENDED                     ENDED
                                                   APRIL 30, 2000              OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss..............................  $   (9,529,206)              $   (7,048,059)
Net realized gain................................     231,015,055                  305,455,814
Net change in unrealized appreciation............     201,917,240                   26,603,760
                                                   --------------               --------------

     NET INCREASE................................     423,403,089                  325,011,515
                                                   --------------               --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED
GAIN:
Class A shares...................................      (3,648,172)                  (1,516,858)
Class B shares...................................    (298,461,246)                (198,989,683)
Class C shares...................................      (4,576,497)                  (2,439,296)
Class D shares...................................      (1,288,378)                    (290,397)
                                                   --------------               --------------

     TOTAL DISTRIBUTIONS.........................    (307,974,293)                (203,236,234)
                                                   --------------               --------------
Net increase (decrease) from capital stock
  transactions...................................     297,166,584                  (66,440,382)
                                                   --------------               --------------

     NET INCREASE................................     412,595,380                   55,334,899

NET ASSETS:
Beginning of period..............................   2,153,573,682                2,098,238,783
                                                   --------------               --------------

     END OF PERIOD
    (INCLUDING NET INVESTMENT LOSSES OF
    $9,581,964 AND $52,758, RESPECTIVELY)........  $2,566,169,062               $2,153,573,682
                                                   ==============               ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter European Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of daily net assets not exceeding $500 million; 0.90% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; and 0.85% to the portion of daily net assets in excess of $2 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividends or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $23,933,658 at April 30, 2000.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $3,089, $1,339,464 and $8,345, respectively and received $96,683 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2000 aggregated $790,589,952 and $748,806,860, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor, and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2000 included in Directors' fees and expenses in the Statement of Operations amounted to $2,992. At April 30, 2000 the Fund had an accrued pension liability of $53,203 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of October 31, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                           FOR THE SIX                  FOR THE YEAR
                                                                          MONTHS ENDED                     ENDED
                                                                         APRIL 30, 2000               OCTOBER 31, 1999
                                                                   ---------------------------  ----------------------------
                                                                           (UNAUDITED)
                                                                     SHARES         AMOUNT        SHARES         AMOUNT
                                                                   -----------  --------------  -----------  ---------------
CLASS A SHARES
Sold.............................................................    5,123,493  $ 113,751,118     8,696,899  $   172,249,883
Reinvestment of dividends and distributions......................      165,479      3,493,261        75,390        1,463,319
Redeemed.........................................................   (4,583,932)  (103,367,363)   (8,213,688)    (163,395,904)
                                                                   -----------  -------------   -----------  ---------------
Net increase - Class A...........................................      705,040     13,877,016       558,601       10,317,298
                                                                   -----------  -------------   -----------  ---------------

CLASS B SHARES
Sold.............................................................   20,307,628    444,687,108    50,876,749    1,001,144,838
Reinvestment of dividends and distributions......................   13,398,700    278,023,037     9,664,315      186,231,346
Redeemed.........................................................  (21,815,591)  (477,384,404)  (64,608,413)  (1,273,856,469)
                                                                   -----------  -------------   -----------  ---------------
Net increase (decrease) - Class B................................   11,890,737    245,325,741    (4,067,349)     (86,480,285)
                                                                   -----------  -------------   -----------  ---------------

CLASS C SHARES
Sold.............................................................    1,112,840     24,308,453     3,770,574       73,985,576
Reinvestment of dividends and distributions......................      214,720      4,451,145       123,351        2,373,265
Redeemed.........................................................     (698,416)   (15,346,878)   (3,509,767)     (68,955,477)
                                                                   -----------  -------------   -----------  ---------------
Net increase - Class C...........................................      629,144     13,412,720       384,158        7,403,364
                                                                   -----------  -------------   -----------  ---------------

CLASS D SHARES
Sold.............................................................    2,870,318     65,357,222     4,603,603       92,675,179
Reinvestment of dividends and distributions......................        9,111        196,155         5,981          117,940
Redeemed.........................................................   (1,794,513)   (41,002,270)   (4,471,436)     (90,473,878)
                                                                   -----------  -------------   -----------  ---------------
Net increase - Class D...........................................    1,084,916     24,551,107       138,148        2,319,241
                                                                   -----------  -------------   -----------  ---------------
Net increase (decrease) in Fund..................................   14,309,837  $ 297,166,584    (2,986,442) $   (66,440,382)
                                                                   ===========  =============   ===========  ===============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2000 (UNAUDITED) CONTINUED

At April 30, 2000, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

At April 30, 2000, investments in securities of issuers in the United Kingdom represented 31.9% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                        FOR THE PERIOD
                                           FOR THE SIX         FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                           MONTHS ENDED           ENDED                ENDED               THROUGH
                                          APRIL 30, 2000     OCTOBER 31, 1999     OCTOBER 31, 1998     OCTOBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)

CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period....     $ 20.70             $ 19.45              $ 18.46               $18.64
                                             -------             -------              -------               ------

Income (loss) from investment
 operations:
   Net investment income (loss).........      --                    0.10                 0.08                (0.02)
   Net realized and unrealized gain
   (loss)...............................        4.05                3.03                 2.70                (0.16)
                                             -------             -------              -------               ------

Total income (loss) from investment
 operations.............................        4.05                3.13                 2.78                (0.18)
                                             -------             -------              -------               ------

Less dividends and distributions from:
   Net investment income................      --                 --                     (0.22)             --
   Net realized gain....................       (2.92)              (1.88)               (1.57)             --
                                             -------             -------              -------               ------

Total dividends and distributions.......       (2.92)              (1.88)               (1.79)             --
                                             -------             -------              -------               ------

Net asset value, end of period..........     $ 21.83             $ 20.70              $ 19.45               $18.46
                                             =======             =======              =======               ======

TOTAL RETURN+...........................       20.10%(1)           16.75%               16.50%               (0.97)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................        1.27%(2)(3)         1.36%(3)             1.44%(3)             1.48 %(2)

Net investment income (loss)............        0.00%(2)(3)         0.44%(3)             0.40%(3)            (0.33)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................     $43,458             $26,600              $14,133               $1,862

Portfolio turnover rate.................          32%                 56%                  50%                  44 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                            FOR THE SIX                       FOR THE YEAR ENDED OCTOBER 31
                                            MONTHS ENDED       ------------------------------------------------------------
                                          APRIL 30, 2000++      1999++       1998++      1997*++        1996         1995
---------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period....        $20.41          $19.34       $18.43       $16.76       $14.44       $13.49
                                                ------          ------       ------       ------       ------       ------

Income (loss) for investment operations:
   Net investment income (loss).........         (0.08)          (0.07)       (0.05)        0.04         0.02         0.02
   Net realized and unrealized gain.....          3.99            3.02         2.69         3.02         3.03         2.00
                                                ------          ------       ------       ------       ------       ------

Total income from investment
 operations.............................          3.91            2.95         2.64         3.06         3.05         2.02
                                                ------          ------       ------       ------       ------       ------

Less dividends and distributions from:
   Net investment income................       --                --           (0.16)       (0.11)       --           --
   Net realized gain....................         (2.92)          (1.88)       (1.57)       (1.28)       (0.73)       (1.07)
                                                ------          ------       ------       ------       ------       ------

Total dividends and distributions.......         (2.92)          (1.88)       (1.73)       (1.39)       (0.73)       (1.07)
                                                ------          ------       ------       ------       ------       ------

Net asset value, end of period..........        $21.40          $20.41       $19.34       $18.43       $16.76       $14.44
                                                ======          ======       ======       ======       ======       ======

TOTAL RETURN+...........................         19.66 %(1)      15.84 %      15.67 %      19.40%       22.27%       16.83%

RATIOS TO AVERAGE NET ASSETS:
Expenses................................          2.05 %(2)(3)    2.13 %(3)    2.10 %(3)    2.06%        2.13%        2.23%

Net investment income (loss)............         (0.78)%(2)(3)   (0.33)%(3)   (0.26)%(3)    0.22%        0.14%        0.13%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions...............................        $2,446          $2,090       $2,059       $1,707       $1,228         $868

Portfolio turnover rate.................            32 %            56 %         50 %         44%          49%          61%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                        FOR THE PERIOD
                                           FOR THE SIX         FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                           MONTHS ENDED           ENDED                ENDED               THROUGH
                                          APRIL 30, 2000     OCTOBER 31, 1999     OCTOBER 31, 1998     OCTOBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)

CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period....     $ 20.38             $ 19.31              $ 18.43               $18.64
                                             -------             -------              -------               ------

Income (loss) from investment
 operations:
   Net investment loss..................       (0.08)              (0.05)               (0.08)               (0.04)
   Net realized and unrealized gain
   (loss)...............................        3.99                3.00                 2.71                (0.17)
                                             -------             -------              -------               ------

Total income (loss) from investment
 operations.............................        3.91                2.95                 2.63                (0.21)
                                             -------             -------              -------               ------

Less dividends and distributions from:
   Net investment income................      --                 --                     (0.18)             --
   Net realized gain....................       (2.92)              (1.88)               (1.57)             --
                                             -------             -------              -------               ------

Total dividends and distributions.......       (2.92)              (1.88)               (1.75)             --
                                             -------             -------              -------               ------

Net asset value, end of period..........     $ 21.37             $ 20.38              $ 19.31               $18.43
                                             =======             =======              =======               ======

TOTAL RETURN+...........................       19.63 %(1)          15.87 %              15.57 %              (1.13)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................        2.05 %(2)(3)        2.13 %(3)            2.19 %(3)            2.24 %(2)

Net investment loss.....................       (0.78)%(2)(3)       (0.33)%(3)           (0.35)%(3)           (0.76)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................     $46,179             $31,211              $22,159               $2,889

Portfolio turnover rate.................          32 %                56 %                 50 %                 44 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                        FOR THE PERIOD
                                           FOR THE SIX         FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                           MONTHS ENDED           ENDED                ENDED               THROUGH
                                          APRIL 30, 2000     OCTOBER 31, 1999     OCTOBER 31, 1998     OCTOBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period....     $ 21.05              $19.72               $18.47               $18.64
                                             -------              ------               ------               ------

Income (loss) from investment
 operations:
   Net investment income................        0.04                0.13                 0.16                 0.02
   Net realized and unrealized gain
   (loss)...............................        4.11                3.08                 2.89                (0.19)
                                             -------              ------               ------               ------

Total income (loss) from investment
 operations.............................        4.15                3.21                 3.05                (0.17)
                                             -------              ------               ------               ------

Less dividends and distributions from:
   Net investment income................      --                 --                     (0.23)             --
   Net realized gain....................       (2.92)              (1.88)               (1.57)             --
                                             -------              ------               ------               ------

Total dividends and distributions.......       (2.92)              (1.88)               (1.80)             --
                                             -------              ------               ------               ------

Net asset value, end of period..........     $ 22.28              $21.05               $19.72               $18.47
                                             =======              ======               ======               ======

TOTAL RETURN+...........................       20.20%(1)           16.93%               18.12%               (0.91)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................        1.05%(2)(3)         1.13%(3)             1.19%(3)             1.23 %(2)

Net investment income...................        0.22%(2)(3)         0.67%(3)             0.65%(3)             0.33 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................     $30,163              $5,657               $2,575                  $45

Portfolio turnover rate.................          32%                 56%                  50%                  44 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

                                                   ---------------------------
DIRECTORS

Michael Bozic
Charles A. Fiumefreddo                             MORGAN STANLEY
Edwin J. Garn                                      DEAN WITTER
Wayne E. Hedien                                    EUROPEAN
Dr. Manuel H. Johnson                              GROWTH FUND
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President
                                                    [PHOTO]
Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR

Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas                             SEMIANNUAL REPORT
New York, New York 10020                                APRIL 30, 2000


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.